Related Parties Transactions - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 SGD ($)
Disclosure of transactions between related parties [Line Items]
Lease contract value	$ 10,273	$ 9,597
Interest on lease liabilities	69	80	$ 85
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease contract value	1,914	999
Interest on lease liabilities	$ 7	$ 9	$ 11
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease term	15 years
Lease contract value	$ 6,000			$ 261
Lease contract value, prepayment amount	$ 3,068
Extended useful life	3 years 3 months
Right-of-use assets acquired	$ 1,125